Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 13,690	$ 15,334
Ending balance		13,499	13,690
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		26,067	24,479
Acquisitions through business combination		49
Reclassification from assets held for sale (refer note 26)		1,354
Additions		3,453	4,197
Disposals		(1,015)	(2,739)
Effect of movements in foreign exchange rates		(1,548)	130
Ending balance		28,360	26,067
Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		12,377	9,145
Reclassification from assets held for sale (refer note 26)		203
Depreciation for the year		3,895	4,357
Disposals		(906)	(1,167)
Effect of movements in foreign exchange rates		(708)	42
Ending balance		14,861	12,377
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			812
Ending balance		879
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			812
Reclassification from assets held for sale (refer note 26)		845
Disposals	[1]		(845)
Effect of movements in foreign exchange rates		34	33
Ending balance		879
Building [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			303
Ending balance		90
Building [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			489
Reclassification from assets held for sale (refer note 26)		509
Disposals	[1]		(509)
Effect of movements in foreign exchange rates		20	20
Ending balance		529
Building [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance			186
Reclassification from assets held for sale (refer note 26)		203
Depreciation for the year		223	10
Disposals	[1]		(203)
Effect of movements in foreign exchange rates		13	7
Ending balance		439
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6,312	6,988
Ending balance		5,675	6,312
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		15,438	13,539
Acquisitions through business combination		32
Additions		2,036	2,198
Disposals		(644)	(341)
Effect of movements in foreign exchange rates		(948)	42
Ending balance		15,914	15,438
Computers [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		9,126	6,551
Depreciation for the year		2,243	2,773
Disposals		(591)	(252)
Effect of movements in foreign exchange rates		(539)	54
Ending balance		10,239	9,126
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		614	450
Ending balance		527	614
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		871	580
Acquisitions through business combination		6
Additions		110	412
Disposals		(18)	(123)
Effect of movements in foreign exchange rates		(52)	2
Ending balance		917	871
Furniture and Fixtures [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		257	130
Depreciation for the year		153	184
Disposals		(7)	(35)
Effect of movements in foreign exchange rates		(13)	(22)
Ending balance		390	257
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,003	909
Ending balance		708	1,003
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,926	1,810
Acquisitions through business combination		10
Additions		149	456
Disposals		(29)	(367)
Effect of movements in foreign exchange rates		(112)	27
Ending balance		1,944	1,926
Office Equipment [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		923	901
Depreciation for the year		387	361
Disposals		(24)	(330)
Effect of movements in foreign exchange rates		(50)	(9)
Ending balance		1,236	923
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		660	815
Ending balance		682	660
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,401	1,489
Acquisitions through business combination		1
Additions		335	344
Disposals		(155)	(441)
Effect of movements in foreign exchange rates		(85)	9
Ending balance		1,497	1,401
Motor Vehicles [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		741	674
Depreciation for the year		248	302
Disposals		(130)	(241)
Effect of movements in foreign exchange rates		(44)	6
Ending balance		815	741
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		5,048	2,265
Ending balance		4,848	5,048
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6,372	2,962
Additions		782	3,540
Disposals		(169)	(113)
Effect of movements in foreign exchange rates		(402)	(17)
Ending balance		6,583	6,372
Leasehold Improvements [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,324	697
Depreciation for the year		640	727
Disposals		(154)	(106)
Effect of movements in foreign exchange rates		(75)	6
Ending balance		1,735	1,324
Diesel Generator Sets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3	3
Ending balance		1	3
Diesel Generator Sets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		9	9
Effect of movements in foreign exchange rates		(1)
Ending balance		8	9
Diesel Generator Sets [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6	6
Depreciation for the year		1
Ending balance		7	6
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		50	2,789
Ending balance		89	50
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		50	2,789
Additions		41	(2,753)
Effect of movements in foreign exchange rates		(2)	14
Ending balance		$ 89	$ 50

[1]	includes assets reclassified to assets held for sale with cost of USD 1,354 and accumulated depreciation of USD 203